Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 1,232,090	$ 1,424,706	$ 1,552,619
Trade receivables, Non-current	992,830	1,067,198	870,102
Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,347,672	1,507,914	1,627,724
Trade receivables, Non-current	994,594	1,068,931	883,872
Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(115,582)	(83,208)	(75,105)
1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	36,912	30,072	23,175
1-30 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	37,856	30,616	23,601
1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(944)	(544)	(426)
31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,940	10,184	13,793
31-60 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,688	11,892	15,037
31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,748)	(1,708)	(1,244)
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		5,845	8,140
61 - 90 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current		7,652	9,869
61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(1,807)	(1,729)
61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,658
61-90 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,943
61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,285)
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,737	3,843	6,109
91 - 120 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,941	5,538	7,966
91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,204)	(1,695)	(1,857)
121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,067	6,299	5,663
121-150 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,485	8,254	7,990
121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,418)	(1,955)	(2,327)
151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,242	3,331	4,370
151-180 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,716	5,522	7,075
151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,474)	(2,191)	(2,705)
181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,835	1,165	2,507
181-210 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,123	4,030	6,191
181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,288)	(2,865)	(3,684)
211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,439	838	3,758
211-250 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,926	3,336	7,245
211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,487)	(2,498)	(3,487)
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,282	5,081	14,474
More than 251 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	22,013	13,294	23,132
More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(11,731)	(8,213)	(8,658)
More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	68,886	86,747	202,568
More than 365 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	143,101	138,240	228,192
More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(74,215)	(51,493)	(25,624)
Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,079,092	1,271,301	1,268,062
Current Portfolio [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,083,880	1,279,540	1,291,426
Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,788)	(8,239)	(23,364)
Non-Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	992,830	1,067,198	870,102
Non-Current Portfolio [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	994,594	1,068,931	883,872
Non-Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(1,764)	(1,733)	(13,770)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	438,345	794,242	981,557
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,221)	(4,380)	(5,864)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	438,345	794,242	980,851
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			706
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	329,784	685,200	831,240
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	108,561	109,042	150,317
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,129	5,465	1,468
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(168)	(165)	(6)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,129	5,465	1,468
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,129	5,465	1,468
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,213	549	472
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(117)	(15)	(2)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,213	549	472
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,213	549	472
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		412	223
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(13)	(1)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		412	223
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		412	223
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	27
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	27
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	27
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,460	13	800
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(119)		(3)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,460	13	800
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,460	13	800
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	26	3,347	498
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(107)	(2)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	26	3,347	498
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	26	3,347	498
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	453	309
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3)	(9)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	453	309
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	453	309
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13	57	20
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(2)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13	57	20
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13	57	20
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14	136	1,712
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(4)	(7)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14	136	1,712
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14	136	1,712
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,691	464	9,152
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(207)	(10)	(93)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,691	464	9,152
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,691	464	9,152
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	45,917	67,881	119,440
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,823)	(2,114)	(2,181)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	45,917	67,881	118,981
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			459
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	45,917	67,881	119,440
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	374,402	715,609	847,772
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(783)	(1,941)	(3,569)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	374,402	715,609	847,525
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			247
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	329,784	685,200	831,240
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	44,618	30,409	16,532
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2	6,022	2,548
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(2)	7	(6)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2	6,022	2,548
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current			2,548
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	2	6,022
Trade receivables, distribution [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	909,327	713,672	646,167
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(111,361)	(78,828)	268,574
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	793,017	639,935	561,958
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	85,238	44,118	41,157
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	31,072	29,619	377,593
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	317,537	490,243	43,052
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	591,790	223,429	(69,241)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	32,727	25,151	22,133
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(776)	(379)	22,133
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	21,869	19,095	15,513
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,978	3,504	3,911
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,880	2,552
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			2,709
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	32,727	25,150	(420)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,475	11,343	14,565
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,631)	(1,693)	14,564
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,040	8,385	9,886
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,065	1,406	2,026
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,370	1,552
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			2,653
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,475	11,343	(1,242)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		7,240	9,646
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(1,794)	9,646
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			7,737
Trade receivables, Non-current		(6,206)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		433	665
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		601
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			1,244
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		7,240	(1,728)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,916
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,284)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,124
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,543
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,249
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,916
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,481	5,525	7,166
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,085)	(1,695)	7,167
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,567	4,811	6,074
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,313	391	530
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	601	323
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			562
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,481	5,525	(1,854)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,459	4,907	7,492
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,418)	(1,848)	7,493
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,898	4,591	6,031
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	293	47	365
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	268	269
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			1,096
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,459	4,907	(2,325)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,263	5,213	7,075
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,471)	(2,182)	7,075
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,174	4,936	6,191
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	823	76	73
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	266	201
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			811
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,263	5,213	(2,705)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,110	3,973	6,171
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(3,288)	(2,863)	6,171
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,958	3,686	4,851
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	175	93	163
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	977	194
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			1,157
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,110	3,973	(3,684)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,912	3,200	5,533
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,487)	(2,494)	5,533
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,423	2,904	4,655
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	873	89	90
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	616	207
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			788
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,912	3,201	(3,480)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,322	12,830	13,980
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(11,524)	(8,203)	13,980
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	14,517	9,225	11,541
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,050	3,336	547
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	755	269
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			1,892
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	16,322	12,830	(8,565)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	97,184	70,359	108,752
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(71,392)	(49,379)	108,751
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	78,538	55,506	85,590
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,910	4,864	9,008
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,736	9,989
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current			14,154
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	97,184	70,359	(23,443)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	709,478	563,931	443,654
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,005)	(6,298)	66,061
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	636,909	520,590	403,889
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	60,215	29,879	23,779
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,354	13,462	377,593
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	317,537	490,243	15,986
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	391,941	73,688	(19,795)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	994,592	1,062,909	881,324
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(1,761)	(1,726)	32,558
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	994,231	1,062,511	875,471
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	110	202	4,008
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	251	196	848,767
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	980,585	963,605	1,845
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	$ 14,007	$ 18,374	$ (13,764)